Deferred tax - Tax credit recognised in Income statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Deferred tax assets	$ 268,000,000	$ 283,000,000
Credits / (Charged) to the income statement	(1,000,000)	24,000,000	$ 15,000,000
Unused tax losses for which no deferred tax asset recognised	2,900,000,000	729,000,000	120,000,000
Deferred tax assets not recognised.	675,000,000	155,000,000	17,000,000
Provision for temporary difference in investment in subsidiary	0
SWITZERLAND
Deferred income tax
Deferred tax assets	25,000,000
Losses Which Do Not Expire [member]
Deferred income tax
Unused tax losses for which no deferred tax asset recognised	30,000,000
Losses Which Expire Between 2029 And 2031 [member]
Deferred income tax
Unused tax losses for which no deferred tax asset recognised	64,000,000
Losses Which Expire Between 2038 And 2041 [member]
Deferred income tax
Unused tax losses for which no deferred tax asset recognised	2,800,000,000
Tax losses
Deferred income tax
Deferred tax assets	53,000,000	39,000,000
Credits / (Charged) to the income statement	16,000,000	14,000,000	15,000,000
Employee benefit obligations
Deferred income tax
Deferred tax assets	19,000,000	23,000,000
Credits / (Charged) to the income statement	(1,000,000)	3,000,000	3,000,000
Depreciation timing differences (including leases)
Deferred income tax
Deferred tax assets	123,000,000	147,000,000
Credits / (Charged) to the income statement	(21,000,000)	26,000,000	38,000,000
Provisions
Deferred income tax
Deferred tax assets	29,000,000	29,000,000
Credits / (Charged) to the income statement		(3,000,000)	8,000,000
Other deferred tax assets
Deferred income tax
Credits / (Charged) to the income statement		20,000,000	11,000,000
Intangible assets
Deferred income tax
Credits / (Charged) to the income statement	14,000,000	10,000,000	13,000,000
Accelerated depreciation and other fair value adjustments (including leases)
Deferred income tax
Credits / (Charged) to the income statement	(8,000,000)	(49,000,000)	(68,000,000)
Other deferred tax liabilities
Deferred income tax
Credits / (Charged) to the income statement	$ (1,000,000)	$ 3,000,000	$ (5,000,000)